Fees Summary	Jun. 02, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-294296) filed by Amtech Systems, Inc. (the "Company") on March 13, 2026 and declared effective on March 23, 2026, as supplemented by the Registration Statement on Form S-3 MEF (No. 333-296410) filed by the Company pursuant to Rule 462(b) under the Securities Act of 1933, as amended, on June 1, 2026. The maximum aggregate offering amount of the offering is $60,000,000.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	60,000,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true